Investments (Credit Loss Component Of OTTI On Debt Securities Recognized In Earnings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning Balance	$ 25,999	$ 26,658
Additions:
Additional credit impairment	0	576
Deductions:
Sold	(115)	(1,235)
Ending Balance	25,884	25,999
Debt Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning Balance	21,186	20,610
Additions:
Additional credit impairment	0	576
Deductions:
Sold	0	0
Ending Balance	21,186	21,186
Equity Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning Balance	4,813	6,048
Additions:
Additional credit impairment	0	0
Deductions:
Sold	(115)	(1,235)
Ending Balance	$ 4,698	$ 4,813